Goldman Sachs Large Cap Value Insights Fund Annual Fund Operating Expenses - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Large Cap Value Insights Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.92%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.67%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.56%
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.06%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.67%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.17%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.55%

[1]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.